CONVERTIBLE NOTES - Schedule of Net Carrying Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current portion of convertible notes, net	$ 361,621	$ 0
Net carrying amount	566,566	922,974
Amortization of debt discount and issuance costs	5,213	5,298	$ 29,954
2025 Convertible notes
Principal original amount	575,000	575,000
Unamortized debt discount	0	0
Unamortized debt issuance costs	(8,434)	(11,565)
Converted to shares	0	0
Net carrying amount	566,566	563,435
Amortization of debt discount and issuance costs	3,131	3,114	7,629
2023 Convertible note
Principal original amount	442,750	442,750
Unamortized debt discount	0	0
Unamortized debt issuance costs	(1,046)	(3,128)
Converted to shares	(80,083)	(80,083)
Current portion of convertible notes, net	361,621
Net carrying amount		359,539
Amortization of debt discount and issuance costs	$ 2,082	$ 2,184	$ 22,325